Equity - Earnings per share (Details) - CLP ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic and diluted earnings per share
Net profits attributable to ordinary equity holders of the Bank		$ 603,744	$ 603,633	$ 572,080
Weighted average number of ordinary shares	[1]	101,017,081,114	101,017,081,114	101,017,081,114
Earnings per share		$ 5.98	$ 5.98	$ 5.66

[1]	During 2017 and 2018, the Bank capitalized 1,819,784,762, and 1,572,948,922 shares respectively, which are considered in the earnings per share calculation as if they had been outstanding during all periods presented. .